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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page



 Report for the Calendar Year or Quarter Ended:                December 31, 2008

Check here if Amendment [  ]: Amendment Number:

This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Atticus Management Limited
Address:          P.O. Box 100, Sydney Vane House, Admiral Park, St. Peter Port
                  Guernsey GY13EL

Form 13F File Number: 028-12928

The institutional investment manager filing this report and the person by whom it is signed herby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of the Reporting Manager:

Name:    Kevin Tagami
Title:   Attorney-in-Fact
Phone:   212-256-8000

Signature, Place, and Date of Signing:

/s/ Kevin Tagami*             New York, New York             February 13, 2009
________________________      __________________________      ______________
         [Signature]            [City, State]                      [Date]

* Pursuant to Power of Attorney attached hereto.

Report Type (Check only one.):

[  ]     13F Holdings Report (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).

[  ]     13F Combination Report. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which report is filed, other than the manager filing this report.

Form 13F File Number                 Name
--------------------------------     ------------------------------------------

028-11916                                   Atticus Capital LP